Subsequent Events (Q2) (Details) - USD ($) $ in Thousands	1 Months Ended
	Jul. 31, 2025	Aug. 12, 2025	Jun. 30, 2025	Mar. 31, 2025	Feb. 28, 2025	Dec. 31, 2024	Dec. 31, 2023
Subsequent Event [Line Items]
Present value of lease liabilities			$ 3,447,472			$ 2,602,016	$ 472,442
Subsequent Event
Subsequent Event [Line Items]
Present value of lease liabilities		$ 11,900,000		$ 3,400,000	$ 1,700,000
Subsequent Event | Minimum
Subsequent Event [Line Items]
Rent payment term		10 years
Subsequent Event | Maximum
Subsequent Event [Line Items]
Rent payment term		16 years
DDTL 3.0 Facility | Subsequent Event
Subsequent Event [Line Items]
Maximum borrowing capacity	$ 2,600,000
Basis spread rate	4.00%
Commitment fee percentage	0.50%
Senior Notes due 2031 | Senior Notes | Subsequent Event
Subsequent Event [Line Items]
Face amount	$ 1,800,000
Interest rate	9.00%
Financing Arrangements | Subsequent Event
Subsequent Event [Line Items]
Face amount	$ 172,000
Term	3 years